Principal subsidiaries - Excluded from consolidation because the Group does not have exposure to its variable returns (Details) - Unconsolidated structured entities £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of unconsolidated structured entities [line items]
Percentage of voting rights held	100.00%
Equity shareholders' funds (£m)	£ 0
Retained profit for the year (£m)	£ 0